STOCK BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Total stock-based compensation expense	$ 1,219	$ 78	$ 4,823	$ 180	$ 32	$ 272
Research and development
Stock-based compensation
Total stock-based compensation expense	495	38	2,087	88		140
General and administrative
Stock-based compensation
Total stock-based compensation expense	$ 724	$ 39	$ 2,736	$ 92	$ 32	$ 132